Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Lease Commitment [Member]
Commitments and Contingencies [Line Items]
Schedule of Future Minimum Lease Payments

As of June 30, 2026, the total future minimum non-cancelable commitments solely related to the property management fees with respect to the office are payable as follows:

Lease Commitment
Within 1 year	6,507
2-5 years	1,627
Total	8,134